Employee Benefit Plans - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 2,174	$ 2,421
Net plan surpluses	40	45
Net plan obligations	(483)	(490)	$ (478)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Net plan obligations	(60)	(72)	$ (81)
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(2,628)	(2,887)
Fair value of plan assets	2,174	2,421
Net plan obligations	(454)	(466)
Net plan surpluses	34	39
Net plan obligations	(488)	(505)
Material Defined Benefit Plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(2,382)	(2,606)
Fair value of plan assets	2,174	2,421
Net plan obligations	(208)	(185)
Net plan surpluses	34	39
Net plan obligations	(242)	(224)
Material Defined Benefit Plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(212)	(231)
Fair value of plan assets	0	0
Net plan obligations	(212)	(231)
Net plan surpluses	0	0
Net plan obligations	(212)	(231)
Material Defined Benefit Plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(34)	(50)
Fair value of plan assets	0	0
Net plan obligations	(34)	(50)
Net plan surpluses	0	0
Net plan obligations	$ (34)	$ (50)